Summary Of Common Stock Warrants (Detail) (USD $)		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010 Abtech?Warrants [Member]	Dec. 31, 2009 Abtech?Warrants [Member]	Dec. 31, 2011 Abhd?Warrants [Member]
Number of Nonvested Shares outstanding, Opening Balance	1,760,629	5,066,698	4,422,877	4,196,666
Number of Nonvested Shares outstanding, Granted		0	750,297
Number of Nonvested Shares outstanding, Vested		0	0
Number of Nonvested Shares outstanding, Forfeited or expired		(3,306,069)	(106,476)
Number of Nonvested Shares outstanding, Closing Balance	1,760,629	1,760,629	5,066,698	4,196,666
Weighted Average Grant Date Fair value of Non vested Shares, Opening Balance		$ 0.79	$ 0.79
Weighted Average Grant Date Fair value of Non vested Shares, Granted		$ 0	$ 0.79
Weighted Average Grant Date Fair value of Non vested Shares, Vested		$ 0	$ 0
Weighted Average Grant Date Fair value of Non vested Shares, Forfeited or expired		$ 0.8	$ 0.7
Weighted Average Grant Date Fair value of Non vested Shares, Closing Balance		$ 0.77	$ 0.79